Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets:
Allowance for credit losses	¥ 337,718	¥ 515,553
Operating loss carryforwards	167,355	156,040
Loans	3,483	13,345
Accrued liabilities and other	133,728	174,945
Premises and equipment, including sale-and-leaseback transactions	120,505	86,681
Derivative financial instruments	111,677	96,048
Valuation allowance	(215,130)	(268,490)
Total deferred tax assets	659,336	774,122
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	973,390	869,931
Intangible assets	52,396	66,692
Lease transactions	83,445	94,255
Defined benefit plans	15,484	8,483
Other	119,970	72,039
Total deferred tax liabilities	1,244,685	1,111,400
Net deferred tax assets (liabilities)	¥ (585,349)	¥ (337,278)